Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents		¥ 34,647	$ 4,837	¥ 75,351
Restricted cash		9,718	1,357	14,133
Short-term investments		143,729	20,064	113,632
Accounts receivable, net		166,385	23,226	196,041
Prepayments and other assets, net		91,956	12,835	144,081
Inventories		5,064	707	5,380
Total current assets		459,845	64,191	548,618
Non-current assets
Property, plant and equipment, net		40,772	5,692	15,392
Intangible assets, net		941	131	1,005
Right-of-use assets		649	91	1,413
Equity method investments, net		163,174	22,778	162,761
Long-term equity investment, net		13,000	1,815	2,000
Goodwill, net		621	87
Total non-current assets		219,157	30,594	182,571
Total assets		679,002	94,785	731,189
Current liabilities
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB98,175 and RMB94,741 as of December 31, 2024 and June 30, 2025, respectively)		102,125	14,256	180,737
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB14,433 and RMB18,839 as of December 31, 2024 and June 30, 2025, respectively)		21,110	2,947	15,879
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB69,174 and RMB76,147 as of December 31, 2024 and June 30, 2025, respectively)		113,381	15,827	104,595
Convertible debt (including convertible debt of consolidated VIE without recourse to the Company of nil as of both December 31, 2024 and June 30, 2025, respectively)		9,737	1,359
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB11 and RMB6 as of December 31, 2024 and June 30, 2025, respectively)		200	28	139
Lease liabilities (including operating lease liabilities-current of consolidated VIE without recourse to the Company of RMB671 and RMB324 as of December 31, 2024 and June 30, 2025, respectively)		606	85	1,332
Total current liabilities		277,134	38,686	326,582
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB20,746 and RMB20,427 as of December 31, 2024 and June 30, 2025, respectively)		20,616	2,878	21,176
Lease liabilities (including operating lease liabilities of consolidated VIE without recourse to the Company of RMB130 and nil as of December 31, 2024 and June 30, 2025, respectively)		42	6	130
Total non-current liabilities		20,658	2,884	21,306
Total liabilities		297,792	41,570	347,888
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		5,420,483	756,670	5,388,038
Accumulated other comprehensive loss		(383,833)	(53,581)	(383,235)
Accumulated deficit		(4,656,714)	(650,052)	(4,618,595)
Total Fangdd Network Group Ltd. shareholders’ equity		380,189	53,072	386,344
Non-controlling interests		1,021	143	(3,043)
Total shareholders’ equity		381,210	53,215	383,301
Total liabilities and shareholders’ equity		679,002	94,785	731,189
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	253	35	136
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]
Related parties
Current assets
Amounts due from related parties		8,346	1,165
Current liabilities
Amounts due to related parties (including amounts due to related parties of consolidated VIE without resource to the Company of RMB23,900 and RMB29,965 as of December 31, 2024 and June 30, 2025, respectively)		¥ 29,975	$ 4,184	¥ 23,900

[1]	Retrospectively restated to reflect the share consolidation effected on June 9, 2025, whereby every 16 ordinary shares of a par value US$0.0005625 per share were consolidated into 1 ordinary share of a par value US$0.009 per share (the “Share Consolidation”).